Intangible assets, net (Tables)	12 Months Ended
Sep. 30, 2022
Intangible assets, net [Abstract]
Schedule of intangible assets net consist
	September 30, 2022	September 30, 2021
	US$	US$
University relationship	377,587	-
Education license/certificate	28,240	-
In-process course curriculum	26,067	-
Total	431,894	-
Less: Accumulated depreciation	(33,100)	-
Intangible assets, net	398,794	-